Related parties - Transactions with related parties (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Main transactions with related parties
Sales and services	$ 116,884	$ 111,404	$ 109,980
Purchases and others	590,860	708,444	627,924
Joint ventures
Main transactions with related parties
Sales and services	25,763	21,267	49,821
Purchases and others	543,565	643,131	591,419
Associates
Main transactions with related parties
Sales and services	91,121	90,137	60,159
Purchases and others	47,295	65,313	36,505
Gas Natural del Oriente S.A. E.S.P. | Associates
Main transactions with related parties
Sales and services	0	0	0
Purchases and others	39,659	53,994	27,175
Extrucol S.A. | Associates
Main transactions with related parties
Sales and services	16	20	0
Purchases and others	4,591	3,411	2,354
E2 Energia Eficiente S.A. E.S.P. | Associates
Main transactions with related parties
Sales and services	91,105	90,117	60,159
Purchases and others	3,045	7,908	6,976
Equion Energa Limited | Joint ventures
Main transactions with related parties
Sales and services	731	33	13,996
Purchases and others	2,578	23,845	149,046
Ecodiesel Colombia S.A. | Joint ventures
Main transactions with related parties
Sales and services	25,032	21,234	35,825
Purchases and others	$ 540,987	$ 619,286	$ 442,373